Financial Instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Financial Instruments [Abstract]
Financial Instruments

Note 3 — Financial Instruments

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value, on a recurring basis:

	As of March 31, 2026
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
	thousands	thousands	thousands	thousands
Financial liabilities
Warrant Liability (PIPE)	$-	$-	$142	$142
Total	$-	$-	$142	$142

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	USD	USD	USD	USD
	thousands	thousands	thousands	thousands
Financial liabilities
2024 Convertible Notes	$-	$-	$12,869	$12,869
Warrants Liability	-	-	370	370
Total	$-	$-	$13,239	$13,239

Warrants liability

In May 2022, Legacy Cyabra signed a warrant agreement with Bank Hapoalim (the “Bank”) in the amount of $180 thousand, see note 6.A to the Legacy Cyabra’ audited financial statements for the year ended December 31, 2025.

Up until the Merger, the warrant is precluded from equity classification and is classified as a liability measured at fair value with changes in value recognized in the consolidated statement of operations.

The warrant’s liability’s fair value was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

As of December 31, 2025, the warrants were valued using a probability weighted expected return method (“PWERM”) valuation approach of two liquidation scenarios as follow: (1) a distribution in case of an IPO scenario, including a merger with a SPAC, with 95% probability as of December 31, 2025, in which the share capital will convert to common stocks and will be distributed at a price per stock equal to the Company value on the date of the IPO, divided by the total number of stocks and (2) a distribution in case of a merger and acquisition scenario, with 5% probability as of December 31, 2025, in which the total consideration will be distributed in accordance with the Liquidation Preferences and SAFE terms of each class of the stocks. For the IPO scenario the valuation based on the management’s assumption for its equity value, and discounted the equity value by the Company WACC of 25%. For the M&A scenario, the valuation used the Monte Carlo simulation. The Monte Carlo simulation included the following inputs:

December 31,
2025
Expected term	3 years
Expected volatility	53.56%
Risk-free interest rate	3.63%
Expected dividend yield	-

Upon the consummation of the Merger on March 27, 2026, the Company re-evaluated the terms of the Hapoalim Warrants in the context of the public company capital structure and finalized legal interpretations. Management determined that the Warrants met the requirements for equity classification under ASC 815-40 “Derivatives and Hedging — Contracts in Entity’s Own Equity”, as it is indexed to the Company’s own stock and is capable of settlement in shares within the Company’s control.

As a result, on the date of the Merger, the Hapoalim Warrant was remeasured to its fair value of $390 thousand, and the liability was reclassified to additional paid-in capital (permanent equity). No further remeasurement of the Hapoalim Warrant was required as of March 31, 2026.

The change in the fair value of the warrant liabilities measured utilizing Level 3 inputs for the three months ended March 31, 2026, is summarized below.

Warrant liability at December 31, 2025	$370
Change in fair value of warrant liability	20
Reclassification to equity	(390)
Warrant liability at March 31, 2026	$-

Convertible notes

On July 22, 2024, Legacy Cyabra entered into a Merger Agreement, see note 1.C.

On July 22, 2024, as part of the Merger Agreement, Alpha Capital Anstalt, a Liechtenstein Anstalt, an affiliate of the Sponsor, provided Legacy Cyabra a loan in an aggregate amount of $3,400 thousand in the form of convertible promissory notes (collectively, the “2024 Convertible Notes”) provided that Legacy Cyabra will have the ability to raise an additional $2,600 thousands (for a total aggregate amount of $6,000 thousands).

During the period from June until December 2024, and as a part of the 2024 Convertible Notes described above, Legacy Cyabra entered into agreements with several investors for issuance of convertible notes, for a total consideration of approximately $6,000 thousand.

In February 2025, Legacy Cyabra issued to Alpha Capital Anstalt, an affiliate of the Sponsor, a promissory note with a principal amount of $1,000 thousand. In December 2025, and since the promissory note was not repaid by then, Alpha Capital Anstalt and Legacy Cyabra signed an amendment to the promissory note, agreeing that it will be exchanged for a convertible note that is identical to the 2024 Convertible Notes.

The Convertible Notes converted as part of the Business Combination into Series B Preferred Stock of Legacy Cyabra, which were then converted to Holdings Series A Preferred Stock.

As of December 31, 2025, the 2024 Convertible Notes are in the legal form of a debt and thus in the scope of ASC 470. Legacy Cyabra elected the fair value option for the 2024 Convertible Notes. Thus, the 2024 Convertible Notes were measured at fair value with subsequent changes recognized in the consolidated statement of operations.

As of December 31, 2025, the 2024 Convertible Notes were valued using a PWERM valuation approach of two liquidation scenarios as follow: (1) a distribution in case of an IPO scenario, including a merger with a SPAC, with 95% probability as of December 31, 2025, in which the share capital will convert to common stocks and will be distributed at a price per stock equal to Legacy Cyabra’s value on the date of the IPO, divided by the total number of stocks and (2) a distribution in case of an M&A scenario, with 5% probability as of December 31, 2025, in which the total consideration will be distributed in accordance with the Liquidation Preferences and SAFE terms of each class of the stocks. For the IPO scenario, the valuation was based on the management’s assumption for its equity value, and discounted the equity value by the Company’s WACC of 25%. For the M&A scenario, the valuation used the Monte Carlo simulation. The Monte Carlo simulation included the following inputs:

December 31,
2025
Expected term	3 years
Expected volatility	53.56
Risk-free interest rate	3.63
Expected dividend yield	-

Upon the consummation of the Merger on March 27, 2026, the 2024 Convertible Notes were converted to equity. On the date of the Merger, the 2024 Convertible Notes were remeasured to its fair value of $12,676 thousand, and the liability was reclassified to additional paid-in capital (permanent equity). No further remeasurement of the 2024 Convertible Notes was required as of March 31, 2026.

The change in the fair value of the 2024 Convertible Notes liability measured utilizing Level 3 inputs for the three months ended March 31, 2026, is summarized below.

2024 Convertible Notes liability at December 31, 2025	$12,869
Change in fair value of convertible notes liability	(193)
Reclassification to equity	(12,676)
2024 Convertible Notes liability at March 31, 2026	$-

Series A, B and C Preferred Shares

The Company’s series A, B and C preferred shares (“Preferred Shares”) were issued as part of the Business Combination. Each Preferred Share has a par value of $0.0001 per share and a stated value of $1,000.

Holders are entitled to dividends equal to those paid on common stock, on an “as-if-converted-to-common-stock” basis.

No additional dividends are paid beyond those tied to common stock.

Preferred stock generally has no voting rights.

In the event of liquidation, holders are entitled to receive the stated value ($1,000 per share) plus accrued dividends before any distribution to common stockholders.

If assets are insufficient, distributions are made ratably among preferred stockholders.

Holders can convert their preferred stock into common stock at any time, based on the stated value divided by the conversion price.

The conversion price is subject to adjustments based on corporate actions like stock splits, dividends, or reclassifications.

Conversion is restricted to ensure holders do not own more than 9.99% of the Corporation’s outstanding common stock.

The Preferred Shares have standard adjustments and Protections, such as adjustments to the conversion price are made for stock dividends, splits, or reclassifications. Also- holders are entitled to participate in rights offerings and distributions as if their preferred stock had been fully converted to common stock.

Fundamental Transactions- in the event of mergers, asset sales, or other major corporate changes, holders are entitled to receive equivalent consideration as common stockholders.

If the Company issues common stock or equivalents at a price lower than the conversion price, the conversion price is adjusted downward, subject to a floor price.

In the event that, within 18 months following the closing date, the company issues any securities at an effective per-share price lower than the then-current conversion price of the Preferred Share, the conversion price will be adjusted to that lower price, and the number of shares issuable upon conversion of the preferred stock will increase accordingly. This adjustment is subject to a floor, which will be the greater of (i) USD 0.10, or (ii) 20% of the closing bid price of the common stock on the date immediately preceding the Merger date.

The Preferred Shares are classified as equity with all embedded features closely related to the host equity contract. The shares are presented within permanent equity under ASC 480-10-S99-3A “Classification and Measurement of Redeemable Securities”, since upon a liquidation event, holders of equally and more subordinated equity instruments would also be entitled to receive the same form of consideration.

PIPE Warrants

In connection with the PIPE Investment, Holdings will issue the warrants to the PIPE investors (the “PIPE Warrants”). Each PIPE Warrant will entitle the holder to purchase shares of Holdings Common Stock upon the terms summarized below.

Each PIPE Warrant will entitle the holder to purchase shares of Holdings Common Stock at an exercise price of $11.50 per share, subject to adjustment (as described below). The PIPE Warrants will be exercisable at any time beginning on the initial exercise date and will expire at 5:00 p.m. (New York City time) on the one-year anniversary of the initial exercise date, unless earlier terminated in accordance with their terms.

The warrant is precluded from equity classification and is classified as a liability measured at fair value with changes in value recognized in the consolidated statement of operations.

The warrant’s liability’s fair value was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

As of March 27, 2026 and March 31, 2026, the warrants were valued using the Monte Carlo simulation. The Monte Carlo simulation included the following inputs:

March 31,
2026
Expected term	Until September 25, 2026
Expected volatility	65.29%
Share price	$1.85

The change in the fair value of the PIPE warrant liabilities measured utilizing Level 3 inputs for the three months ended March 31, 2026, is summarized below.

PIPE warrant liability at March 27, 2026	1,229
Change in fair value of PIPE warrant liability	(1,087)
PIPE warrant liability at March 31, 2026	$142

Note 17 — Financial Instruments

The following table sets forth the Company’s financial assets and liabilities that are measured at fair value, on a recurring basis:

	December 31, 2025 Fair value hierarchy
	Level 1	Level 2	Level 3	Total
	USD thousands	USD thousands	USD thousands	USD thousands
Financial liabilities
Liability for future equity (SAFE)	—	—	—	—
Convertible notes	—	—	12,869	12,869
Warrants liability	—	—	370	370
Total	—	—	13,239	13,239

	December 31, 2024 Fair value hierarchy
	Level 1	Level 2	Level 3	Total
	USD thousands	USD thousands	USD thousands	USD thousands
Financial liabilities
Liability for future equity (SAFE)	—	—	1,206	1,206
Convertible notes	—	—	11,649	11,649
Warrants liability	—	—	244	244
Total	—	—	13,099	13,099

2024 Simple Agreement for Future Equity

The fair value of the SAFE was based on significant inputs not observable in the market, which cause the instrument to be classified as a Level 3 measurement with the fair value hierarchy.

The SAFE were valued using a probability weighted expected return method (“PWERM”) valuation approach of two liquidation scenarios as follow: (1) a distribution in case of an IPO scenario, including a merger with a SPAC, with 90% probability, in which the Company’s capital will convert to common stocks and will be distributed at a price per stock equal to the Company value on the date of the IPO, divided by the total number of stocks and (2) a distribution in case of an M&A scenario, with 10% probability, in which the total consideration will be distributed in accordance with the Liquidation Preferences and SAFE terms of each class of the stocks. For the IPO scenario the valuation based on the management’s assumption for the Company’s equity value, and discounted the equity value by the Company’s WACC of 22%. For the M&A scenario, the valuation used the Monte Carlo simulation.

On April 24, 2025, upon the issuance of series C redeemable convertible preferred shares, the total Purchase Amount of the SAFEs was converted to 67,368 of series C-1 redeemable convertible preferred shares.

The change in the fair value of the SAFE was measured utilizing Level 3 inputs for the years ended December 31, 2024 and 2025, is summarized below:

USD thousands
SAFE liability at December 31, 2024	$1,206
Change in fair value of SAFE liability	(149)
Conversion of SAFE	(1,057)
SAFE liability at December 31, 2025	$—

Warrant liability

The fair value of the warrant liability was determined based on significant inputs not observable in the market, which represents a Level 3 measurement within the fair value hierarchy.

In 2024 and 2025, the warrants were valued using a probability weighted expected return method (“PWERM”) valuation approach of two liquidation scenarios as follow: (1) a distribution in case of an IPO scenario, including a merger with a SPAC, with 95% and 90% probability, respectively, as of December 31, 2025 and 2024, in which the Company’s capital will convert to common stocks and will be distributed at a price per stock equal to the Company value on the date of the IPO, divided by the total number of stocks and (2) a distribution in case of an M&A scenario, with 5% and 10% probability, respectively, as of December 31, 2025 and 2024, in which the total consideration will be distributed in accordance with the Liquidation Preferences and SAFE terms of each class of the stocks. For the IPO scenario the valuation based on the management’s assumption for the Company’s equity value, and discounted the equity value by the Company WACC of 25%. For the M&A scenario, the valuation used the Monte Carlo simulation. The Monte Carlo simulation included the following inputs:

	December 31, 2025	December 31, 2024
Expected term	3 years	3 years
Expected volatility	53.56%	59.44%
Risk-free interest rate	3.63%	4.42%
Expected dividend yield	0%	0%

The change in the fair value of the warrant liability measured utilizing Level 3 inputs is summarized below:

USD thousands
Warrant liability at December 31, 2024	244
Change in fair value of warrant liability	126
Warrant liability at December 31, 2025	$370

Convertible notes

The fair value of the 2024 Convertible Notes was based on significant inputs not observable in the market, which cause the instrument to be classified as a Level 3 measurement with the fair value hierarchy.

The 2024 Convertible Notes were valued using a probability weighted expected return method (“PWERM”) valuation approach of two liquidation scenarios as follow: (1) a distribution in case of an IPO scenario, including a merger with a SPAC, with 95% and 90% probability, respectively, as of December 31, 2025 and 2024, in which the Company’s capital will convert to common stocks and will be distributed at a price per stock equal to the Company value on the date of the IPO, divided by the total number of stocks and (2) a distribution in case of an M&A scenario, with 5% and 10% probability, respectively, as of December 31, 2025 and 2024, in which the total consideration will be distributed in accordance with the Liquidation Preferences and SAFE terms of each class of the stocks. For the IPO scenario, the valuation was based on the management’s assumption for the Company’s equity value, and discounted the equity value by the Company’s WACC of 25%. For the M&A scenario, the valuation used the Monte Carlo simulation. The Monte Carlo simulation included the following inputs:

	December 31, 2025	December 31, 2024
Expected term	3 years	3 years
Expected volatility	53.56%	59.44%
Risk-free interest rate	3.63%	4.42%
Expected dividend yield	0%	0%

The change in the fair value of the of the Convertible Notes measured utilizing Level 3 inputs is summarized below:

USD thousands
Convertible notes liability at December 31, 2024	11,649
Additional amount received	1,072
Change in fair value of convertible notes liability	148
Convertible notes liability at December 31, 2025	$12,869

The fair value of the Company’s loan to the Bank (see note 6.B) for disclosure purposes was estimated based on the discounted future cash flows, using the Company’s current borrowing rate for a similar loan. The fair value was $184 thousands and $1,326 thousands as of December 31, 2025 and 2024, respectively.